Maturity of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Maturity of Financial Assets and Liabilities [Abstract]
Schedule of the Maturities of Assets and Liabilities	As of December 31, 2023 and 2022, the detail of the maturities of assets and liabilities is as follows:
As of December 31, 2023	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets
Cash and deposits in banks	2,723,282	-	-	-	-	-	-	2,723,282
Cash items in process of collection	812,524	-	-	-	-	-	-	812,524
Financial assets for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	383,845	807,016	1,548,923	3,046,056	1,413,070	3,526,105	10,725,015
Debt financial instruments	-	211	-	2,275	31,031	1,432	63,359	98,308
Financial assets at FVOCI
Debt financial instruments	-	2,277,301	10,319	319	668,856	491,471	1,087,759	4,536,025
Other financial instruments				66,685	13,566	19,692	5,439	105,382
Financial assets at amortised cost (2)
Debt financial instruments	-	-	-	3,724,781	4,453,843	-	-	8,178,624
Interbank loans	49	68,391	-	-	-	-	-	68,440
Loans and account receivable from customers	872,591	3,304,077	3,178,674	5,552,061	8,293,975	4,666,845	14,875,223	40,743,446
Guarantee deposits (margin accounts)	2,238,900	-	-	-	-	-	-	2,238,900
Total financial assets	6,647,346	6,033,825	3,996,009	10,895,044	16,507,327	6,592,510	19,557,885	70,229,946

Financial liabilities
Cash items in process of being cleared	775,082	-	-	-	-	-	-	775,082
Financial liabilities for trading at FVTPL								-
Financial derivative contracts and hedge contracts (1)	-	376,279	1,170,614	2,443,279	3,056,317	1,526,321	3,415,532	11,988,342
Financial liabilities at amortised cost								-
Deposits and other demand liabilities	13,537,826	-	-	-	-	-	-	13,537,826
Time deposits and other time liabilities	328,242	7,999,764	3,689,743	3,950,166	138,320	3,364	28,343	16,137,942
Obligations under repurchase agreements	-	282,483	101	-	-	-	-	282,584
Interbank borrowings	18,220	42,730	4,006,532	5,821,216	304,384	173,417	-	10,366,499
Issued debt instruments (3)	-	291,687	285,923	1,272,427	3,183,069	1,314,205	3,467,672	9,814,983
Other financial liabilities	-	296,095	-	-	164	14	-	296,273
Lease liabilities	-	-	-	20,716	37,446	22,913	23,441	104,516
Guarantees received (margin accounts)	1,081,226	-	-	-	-	-	-	1,081,226
Total financial liabilities	15,740,596	9,289,038	9,152,913	13,507,804	6,719,700	3,040,234	6,934,988	64,385,273
(1)	Includes derivative contracts for trading purposes and hedge derivatives contracts.
(2)	Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$1,729, Ch$2 and Ch$1,149,989 million, respectively.
(3)	Includes Subordinated bonds for MCh$1,813,938 which is presented as Regulatory capital financial instruments.

As of December 31, 2022	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets
Cash and deposits in banks	1,982,942	-	-	-	-	-	-	1,982,942
Cash items in process of collection	843,816	-	-	-	-	-	-	843,816
Financial assets for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	734,755	570,803	1,499,473	3,396,062	2,026,248	3,923,381	12,150,722
Debt financial instruments	-	1	114,165	70	3,880	23,277	12,653	154,046
Financial assets at FVOCI
Debt financial instrument	-	2,617,251	744,182	68,973	2,167	559,210	1,888,950	5,880,733
Other financial instruments	-	-	-	-	70,668	66,478	5,160	142,306
Financial assets at amortised cost (2)
Debt financial instruments	-	-	96,326	-	2,545,919	2,225,346	-	4,867,591
Interbank loans	-	32,991	-	-	-	-	-	32,991
Loans and account receivable from customers	713,513	3,402,788	2,980,575	5,158,378	7,943,135	4,431,396	14,066,625	38,696,410
Guarantee deposits (margin accounts)	2,442,325	-	-	-	-	-	-	2,442,325
Total financial assets	5,982,596	6,787,786	4,506,051	6,726,894	13,961,831	9,331,955	19,896,769	67,193,882

Financial liabilities
Cash items in process of being cleared	746,872	-	-	-	-	-	-	746,872
Financial liabilities for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	67,236	151,948	2,541,236	4,686,662	2,415,134	4,245,898	14,108,114
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,086,226	-	-	-	-	-	-	14,086,226
Time deposits and other time liabilities	234,170	12,712,880	5,806	-	25,934	-	-	12,978,790
Obligations under repurchase agreements	-	211,730	103,516	109	-	-	-	315,355
Interbank borrowings	24,667	149,482	818,030	2,252,305	5,620,281	-	-	8,864,765
Issued debt instruments (3)	-	-296,206	204,084	584,517	2,809,573	1,915,970	3,681,824	8,899,762
Other financial liabilities	-	292,756	-	-	142	97	-	292,995
Lease liabilities	-	-	-	25,902	46,955	32,784	31,448	137,089
Guarantees received (margin accounts)	1,017,968	-	-	-	-	-	-	1,017,968
Total financial liabilities	16,109,903	13,137,878	1,283,384	5,404,069	13,189,547	4,363,985	7,959,170	61,447,936
(1)	Includes derivative contracts for trading purposes and hedge derivatives contracts.
(2)	Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$894, Ch$1 and Ch$1,153,266 million, respectively.
(3)	Includes Subordinated bonds for MCh$1,733,869 which is presented as Regulatory capital financial instruments.